Pension and Non-pension Post-employment Benefit Plans - Plan Balances Reported on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	$ (117.3)	$ (107.1)
Current other post-employment benefit obligations	(0.7)	(1.1)
Non-current net pension assets	5.6	5.1
Excess (deficiency) of plan assets over accrued benefit obligations	(112.4)	(103.1)
Pension Plan
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(24.4)	(22.6)
Current other post-employment benefit obligations	0.0	0.0
Non-current net pension assets	5.6	5.1
Excess (deficiency) of plan assets over accrued benefit obligations	(18.8)	(17.5)
Other benefit plans
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(92.9)	(84.5)
Current other post-employment benefit obligations	(0.7)	(1.1)
Non-current net pension assets	0.0	0.0
Excess (deficiency) of plan assets over accrued benefit obligations	$ (93.6)	$ (85.6)